INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 5 - INTANGIBLE ASSETS
Intangible assets and unfavorable leases terms as of June 30, 2013 and December 31, 2012 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	-	(19,226)	(19,226)
Write-off of intangible asset	-	(3,205)	(3,205)
Total favorable lease terms charter-out June 30, 2013	$248,528	$(110,480)	$138,048

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2013 and 2012 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Favorable lease terms charter-out	$(9,614)	$(9,089)	$(19,226)	$(18,070)
Write-off of intangible asset	(3,205)	-	(3,205)	-
Total	$(12,819)	$(9,089)	$(22,431)	$(18,070)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2014	$33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
$138,048

In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 was written-off in the statement of income under the caption of Depreciation and amortization.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.